CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments
Fixed income securities, at fair value (amortized cost $43,481 and $47,486)	$ 45,428	$ 48,214
Mortgage loans	6,546	6,553
Equity securities, at fair value (cost $143 and $164)	179	211
Limited partnership interests	1,612	1,272
Short-term, at fair value (amortized cost $593 and $1,257)	593	1,257
Policy loans	833	841
Other	1,086	1,094
Total investments	56,277	59,442
Cash	310	118
Deferred policy acquisition costs	2,165	2,526
Reinsurance recoverables	4,457	4,277
Accrued investment income	520	522
Other assets	406	420
Separate Accounts	6,984	8,676
Total assets	71,119	75,981
Liabilities
Contractholder funds	41,669	46,458
Reserve for life-contingent contract benefits	13,666	12,720
Unearned premiums	23	27
Payable to affiliates, net	97	118
Other liabilities and accrued expenses	1,092	1,511
Deferred income taxes	821	475
Notes due to related parties	700	677
Separate Accounts	6,984	8,676
Total liabilities	65,052	70,662
Commitments and Contingent Liabilities (Notes 7 and 11)
Shareholder's Equity
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	3,190	3,189
Retained income	2,060	1,587
Unrealized net capital gains and losses:
Unrealized net capital losses on fixed income securities with OTTI	(103)	(100)
Other unrealized net capital gains and losses	1,380	587
Unrealized adjustment to DAC, DSI and insurance reserves	(464)	51
Total unrealized net capital gains and losses	813	538
Unrealized foreign currency translation adjustments	(1)
Total accumulated other comprehensive income	812	538
Total shareholder's equity	6,067	5,319
Total liabilities and shareholder's equity	71,119	75,981
Series A
Shareholder's Equity
Redeemable preferred stock
Series B
Shareholder's Equity
Redeemable preferred stock